BUSINESS TRANSACTIONS - Leagold Mining Corporation and Equinox Gold Corp (Details) $ / shares in Units, $ in Millions, $ in Millions								2 Months Ended	3 Months Ended					12 Months Ended
	Jan. 15, 2021 USD ($) shares	Jan. 15, 2021 CAD ($) $ / shares shares	Dec. 31, 2020	Apr. 13, 2020 USD ($)	Apr. 13, 2020 CAD ($) $ / shares shares	Dec. 16, 2019 shares	May 24, 2018	Mar. 10, 2020	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 $ / shares shares	Jul. 03, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Gain (loss) on discontinuation of equity method of accounting | $														$ 21.3
Sale of stock price per share (in usd per share) | $ / shares																$ 10.00
Purchased warrants exercised (in shares)	405,000	405,000
Outstanding purchase warrants (in shares)		6,000,000
Consideration, purchase warrants	$ 4.2	$ 5.5
Equinox
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			2.50%
Sale of stock, number of shares available for sale (in shares)					12,000,000
Sale of stock price per share (in usd per share) | $ / shares					$ 10.00
Proceeds from sales of interests in associates				$ 85.2	$ 120.0				$ 15.6	$ 20.5
Number of common shares, investment in associate (in shares)					1
Number of common share purchase warrant (in shares)					0.5
Warrant to purchase common share, shares acquirable per warrant (in shares)					1
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares					$ 13.50
Warrant to purchase common stock, period				9 months	9 months
Sales of stock, number of shares sold (in shares)									1,200,000	1,200,000
Number of shares of associate held (in shares)														6,000,000
Disposal Brio Gold Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							53.60%
Yamana Gold
Disclosure of detailed information about business combination [line items]
Future proportion of ownership interest in merged entity						9.00%
Equinox | Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Shares receivable upon merger						0.331
Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate							20.50%	20.00%
Equinox
Disclosure of detailed information about business combination [line items]
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares		$ 13.50
Monarch Gold Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate											6.92%	7.10%	6.00%
Warrant to purchase common share, shares acquirable per warrant (in shares)															1
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares															$ 0.29